UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  July 31, 2023

Item 1. Report to Stockholders.

(a)

Retail Class  (AKREX)
Institutional Class  (AKRIX)
Supra Institutional Class  (AKRSX)

ANNUAL REPORT
July 31, 2023

Akre Focus Fund

Table of Contents

Shareholder Letter	2
Sector Allocation	6
Performance Charts and Analysis	7
Schedule of Investments	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	30
Expense Examples	31
Statement Regarding Liquidity Risk Management Program	33
Trustees and Executive Officers	34
Additional Information	40
Privacy Notice	42

Akre Focus Fund

Annual Letter to Shareholders	September 2023

Dear Fellow Shareholders:

While we do not focus on short-term performance, we are occasionally reminded of just how fickle short-term, fixed duration trailing performance numbers can be.  The table below shows the Akre Focus Fund’s (the “Fund”) trailing 1-year total return of 4.73% as of July 31, 2023 for the Institutional share class.  Just one month earlier, the trailing twelve-month return was 15.07% for the 1-year period ended June 30, 2023.  How could the trailing 1-year return go from 15.07% at the end of June to 4.73% at the end of July?  It was not due to a weak performance in July as the Institutional class returned +0.99% for the month.  Rather, it was an exceptionally strong performance during July of 2022 (+10.97%) that rolled off the new trailing 12-month period and so dampened the reported progress over the past year.  While not shown in the table below, the year-to-date return for the Institutional class through July 31, 2023 was 16.18%, marking a well above-average experience thus far in 2023.

The table below shows the returns for the Fund over various periods and since inception ended July 31, 2023.

Akre Focus Fund Average Annual Total Returns as of July 31, 2023
					Since Inception
	1 Year	3 Year	5 Year	10 Year	(8/31/09)
Akre Focus Fund –
Retail (AKREX)	4.46	5.53	11.22	13.11	14.53
Akre Focus Fund –
Institutional (AKRIX)	4.73	5.81	11.52	13.40	14.83
S&P 500® Index	13.02	13.72	12.20	12.66	13.61

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling (877) 862-9556. The Fund imposes a 1.00% redemption fee on shares held less than 30 days. Performance data does not reflect the redemption fee, and if reflected, total returns would be reduced. Per the Prospectus, the Fund’s annual operating expense ratio (gross) for the Retail Class and Institutional Class shares is 1.30% and 1.04%, respectively. See the Financial Highlights in this report for the most current expense ratios.

When we say “average,” we are referring to the S&P 500’s annualized return over the past century which is approximately 9-10% including dividend reinvestment.  The goal of our Fund is to compound capital at an above-average rate while incurring below-average levels of risk.  We attempt to accomplish both sides of this goal by (a) owning a small group of businesses we believe are exceptional with outstanding managers and abundant reinvestment opportunities, and (b) being patient and disciplined when it comes to the valuations paid for these businesses.  The Fund’s long-term record of compounding suggests we have met our goal thus far, a period during which the S&P 500 has outperformed its own long-term average.

Akre Focus Fund

However, we believe it is a mistake to think of ~10% compounded annually in the broad stock market as the birthright of every investor, more obtainable today than ever thanks to low-cost index mutual funds and ETFs.  On the contrary, we believe the notion of an easily achievable “average” return is something of a chimera.  Why?  Because that ~10% annualized return over the past 100 years or so accrued only to investors who stayed put, day after day, decade after decade, through boom and bust, peace and war, rising and falling interest rates.  Those who tried to time the market, who sold on the way down, who bought on the way up, likely earned some fraction of the “market average” due to the fear and greed (let alone taxes) that tend to make such tactical decisions untimely.  Blaise Pascal wrote in the 1600s that “All of humanity’s problems stem from man’s inability to sit quietly in a room alone.”  The same holds for investors.

Whether in pursuit of long-term “average” returns or long-term “above average” returns, our point is that endurance is key.  For our highly concentrated Fund, which bears no resemblance to any broad market index, the ability to endure through inevitable periods of recession, Fed tightening, or underperformance relative to the broader market averages requires that we focus on business fundamentals rather than infer those fundamentals from share price movements.  For example, the Fund’s largest position, Mastercard, had an annualized return of 9.11% (including dividend reinvestment) over the trailing 3-year period ended July 31st.  This return was appreciably below that of the S&P 500’s 13.72% annualized total return over the same period.  Is this “underperformance” an indictment of Mastercard’s fundamentals over the past three years?  Not at all, in our view, given that Mastercard’s free cash flow per share compounded at approximately 24% annually over this time.  What has weighed on Mastercard’s share price performance these past three years has not been fundamentals but rather a normalizing valuation following the spike higher during the onset of COVID in 2020.  Staying the course and having endurance requires making such distinctions between business fundamentals and the movement of share prices.

The top five contributors to performance over the past year ended July 31, 2023, were Constellation Software, Moody’s, O’Reilly Automotive, Mastercard, and Visa.  Nothing on which to elaborate.

The five largest detractors from performance over the past year were American Tower, CarMax, Salesforce, Brookfield Corp., and Danaher.  Over the past year, we exited our Salesforce position, added to our Brookfield position, and trimmed our CarMax position.  Danaher’s share price has been temporarily weighed upon by subsiding COVID-related tailwinds.  Rising interest rates and “peak 5G” network spending narratives have driven American Tower to its lowest valuation since 2017 and our expectation of attractive risk-adjusted returns commensurately higher.

Akre Focus Fund

As of July 31, 2023, our cash and equivalents were 2.9% of the Fund’s assets and our top ten holdings comprised approximately 83% of the Fund’s assets as noted in the table below.

Top Ten Holdings as of July 31, 2023 (Unaudited)	Percentage of Net Assets

Mastercard, Inc. – Class A	15.0%
Moody’s Corp.	13.1%
Constellation Software, Inc.	10.1%
Visa, Inc. – Class A	8.8%
American Tower Corp.	8.5%
KKR & Co., Inc.	6.7%
Roper Technologies, Inc.	6.0%
O’Reilly Automotive, Inc.	5.9%
Brookfield Corp.	4.6%
CoStar Group, Inc.	4.3%

We thank you for your support of the Akre Focus Fund and hope you will join us for our next semi-annual investor call in November.

Sincerely,
John
Akre Capital Management, LLC

Akre Focus Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for Wednesday, November 15, 2023, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have.  Please submit any questions in advance by email to questions@akrecapital.com by Friday, November 10, 2023.  We look forward to our chat on November 15, 2023.

Akre Focus Fund Conference Call Information
Date:	November 15, 2023
Time:	4:00 PM Eastern Time
Domestic Dial In:	(888) 575-5163

Conference Pin:	04287

Opinions expressed are those of Akre Capital Management, LLC and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small- and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC.  One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Akre Focus Fund is distributed by Quasar Distributors, LLC.

Akre Focus Fund

SECTOR ALLOCATION at July 31, 2023 (Unaudited)

Sector	Percent of Net Assets

Financials	49.6%
Information Technology	23.8%
Real Estate	12.9%
Consumer Discretionary	7.3%
Health Care	3.4%
Cash & Equivalents[1]	3.0%
Total	100.0%

[1]	Includes cash and other assets in excess of liabilities.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or are the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s administrator, U.S. Bancorp Fund Services, LLC.

Akre Focus Fund

Retail Class
Value of $10,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2023	Year	Years	Years	Years	Value
Akre Focus Fund –
Retail Class	4.46%	5.53%	11.22%	13.11%	$34,266
S&P 500® Index	13.02	13.72	12.20	12.66	32,936

This chart illustrates the performance of a hypothetical $10,000 investment made on July 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance current to the most recent month-end may be lower or higher than the performance quoted an can be obtained by calling (877)862-9556.

Akre Focus Fund

Institutional Class
Value of $250,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns
for the Periods	One	Three	Five	Ten
Ended July 31, 2023	Year	Years	Years	Years	Value
Akre Focus Fund –
Institutional Class	4.73%	5.81%	11.52%	13.40%	$879,231
S&P 500® Index	13.02	13.72	12.20	12.66	823,407

This chart illustrates the performance of a hypothetical $250,000 investment made on July 31, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

Supra Institutional Class
Value of $300,000,000 vs. S&P 500® Index
(Unaudited)

Average Annualized Returns				Since
for the Periods	One	Three	Five	Inception
Ended July 31, 2023	Year	Years	Years	(8/31/2015)	Value
Akre Focus Fund – Supra
Institutional Class	4.82%	5.90%	11.61%	13.72%	$830,230,904
S&P 500® Index	13.02	13.72	12.20	13.34	808,674,672

This chart illustrates the performance of a hypothetical $300,000,000 investment made on August 31, 2015, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains, dividends, and return of capital, if applicable, for the Fund and dividends for the index.

Akre Focus Fund

SCHEDULE OF INVESTMENTS at July 31, 2023

Shares		Value

COMMON STOCKS: 96.4%

Capital Markets: 25.1%
3,600,000	Brookfield Asset
	Management
	Ltd. –
	Class A	$121,392,000
17,500,000	Brookfield
	Corp. –
	Class A	610,750,000
14,526,670	KKR &
	Co., Inc.	862,593,665
4,827,244	Moody’s Corp.	1,702,810,321
		3,297,545,986
Financial Services: 23.9%
5,000,000	Mastercard,
	Inc. – Class A	1,971,400,000
4,900,000	Visa, Inc. –
	Class A	1,164,877,000
		3,136,277,000
Life Sciences Tools
& Services: 3.4%
1,750,000	Danaher Corp.	446,355,000

Real Estate Management
& Development: 4.4%
6,850,530	CoStar
	Group, Inc. [1]	575,239,004

Software: 23.8%
920,000	Adobe, Inc. [1]	502,476,400
628,500	Constellation
	Software, Inc.	1,327,854,897
1,885,741	Lumine
	Group, Inc. [1]	29,931,033
1,600,600	Roper
	Technologies,
	Inc.	789,175,830
6,000,000	Topicus.com,
	Inc. [1]	473,211,239
		3,122,649,399
Specialized Real Estate
Investment Trusts: 8.5%
5,843,653	American
	Tower Corp.	1,112,105,602

Specialty Retail: 7.3%
2,200,000	CarMax, Inc. [1]	181,742,000
831,585	O’Reilly
	Automotive,
	Inc. [1]	769,873,077
		951,615,077

TOTAL COMMON STOCKS
(Cost $4,194,942,103)		12,641,787,068

CONVERTIBLE PREFERRED STOCKS: 0.6%

Capital Markets: 0.6%
1,100,000	KKR & Co.,
	Inc., 6.000%	76,846,000

TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $55,000,000)		76,846,000

TOTAL INVESTMENTS
IN SECURITIES: 97.0%
(Cost $4,249,942,103)		12,718,633,068
Other Assets in Excess
of Liabilities: 3.0%		388,370,891
TOTAL NET ASSETS: 100.0%		$13,107,003,959

[1]	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

(This Page Intentionally Left Blank.)

Akre Focus Fund

STATEMENT OF ASSETS AND LIABILITIES at July 31, 2023

ASSETS
Investments in unaffiliated securities, at value
(Cost $4,249,942,103)	$12,718,633,068
Cash	397,550,609
Receivables:
Fund shares sold	11,003,790
Dividends and interest	2,850,000
Prepaid expenses	104,851
Total assets	13,130,142,318

LIABILITIES
Payables:
Investment advisory fees	10,013,362
Fund shares redeemed	9,438,629
Shareholder servicing fees	1,501,267
Distribution fees – Retail Class	879,095
Transfer agent fees	255,476
Fund administration fees	215,964
Fund accounting fees	140,508
Custody fees	72,409
Audit fees	27,400
Trustee fees	9,525
Chief Compliance Officer fees	1,250
Other accrued expenses	583,474
Total liabilities	23,138,359
NET ASSETS	$13,107,003,959

COMPONENTS OF NET ASSETS
Paid-in capital	$4,392,041,876
Total distributable (accumulated) earnings (losses)	8,714,962,083
Total net assets	$13,107,003,959
Net Asset Value (unlimited shares authorized):
Retail Class:
Net assets	$4,412,682,247
Shares of beneficial interest issued and outstanding	82,081,225
Net asset value, offering price, and redemption price per share	$53.76
Institutional Class:
Net assets	$7,627,804,693
Shares of beneficial interest issued and outstanding	136,575,388
Net asset value, offering price, and redemption price per share	$55.85
Supra Institutional Class:
Net assets	$1,066,517,019
Shares of beneficial interest issued and outstanding	18,948,469
Net asset value, offering price, and redemption price per share	$56.29

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENT OF OPERATIONS For the Year Ended July 31, 2023

INVESTMENT INCOME
Dividends from unaffiliated securities
(net of $1,660,350 foreign withholding tax)	$125,495,327
Interest	12,249,950
Income from securities lending, net	5,064
Other income	7,495
Total investment income	137,757,836

EXPENSES
Investment advisory fees	115,572,704
Distribution fees – Retail Class	10,707,594
Shareholder servicing fees – Retail Class	6,010,650
Shareholder servicing fees – Institutional Class	4,026,055
Transfer agent fees	2,017,066
Fund administration fees	3,261,999
Fund accounting fees	1,195,203
Miscellaneous expenses	564,331
Custody fees	418,127
Trustees fees	306,932
Registration expense	214,424
Reports to shareholders	129,302
Insurance expenses	74,271
Audit fees	28,431
Legal fees	17,587
Chief Compliance Officer fees	16,085
Total expenses	144,560,761
Net investment income (loss)	(6,802,925)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on:
Unaffiliated investments	387,145,958
Net realized gain (loss)	387,145,958
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	(81,955,519)
Affiliated investments	130,679,165
Change in net unrealized appreciation/depreciation	48,723,646
Net realized and unrealized gain (loss) on investments	435,869,604
Net increase (decrease) in net assets resulting from operations	$429,066,679

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2023	July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment gain (loss)	$(6,802,925)	$(87,785,869)
Net realized gain (loss) on unaffiliated investments	387,145,958	818,281,007
Change in unrealized appreciation/depreciation
on unaffiliated investments	(81,955,519)	(2,581,313,478)
Change in unrealized appreciation/depreciation
on affiliated investments	130,679,165	(106,727,153)
Net increase (decrease) in net assets
resulting from operations	429,066,679	(1,957,545,493)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(263,690,340)	(220,731,580)
Net distributions to shareholders – Institutional Class	(436,322,252)	(365,494,694)
Net distributions to shareholders –
Supra Institutional Class	(64,115,175)	(48,486,445)
Total distributions to shareholders	(764,127,767)	(634,712,719)

CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets derived from net
change in outstanding shares – Retail Class[1]	(286,028,884)	(539,598,004)
Increase (decrease) in net assets derived from net
change in outstanding shares – Institutional Class[1]	(894,521,028)	120,322,507
Increase (decrease) in net assets derived
from net change in outstanding shares –
Supra Institutional Class[1]	(100,347,726)	14,932,302
Total increase (decrease) in net assets
from capital share transactions	(1,280,897,638)	(404,343,195)
Total increase (decrease) in net assets	(1,615,958,726)	(2,996,601,407)

NET ASSETS
Beginning of year	14,722,962,685	17,719,564,092
End of year	$13,107,003,959	$14,722,962,685

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of share transactions is as follows:

	Year Ended July 31, 2023		Year Ended July 31, 2022

Retail Class:	Shares	Amount	Shares	Amount
Shares sold	4,152,408	$205,414,873	7,269,604	$434,854,792
Shares issued
in reinvestment
of distributions	5,198,097	244,466,510	3,253,182	206,869,853
Shares redeemed[2]	(14,828,564)	(735,910,267)	(20,206,638)	(1,181,322,649)
Net increase (decrease)	(5,478,059)	$(286,028,884)	(9,683,852)	$(539,598,004)

[2]	Net of redemption fees of $17,240 and $46,228, respectively.

	Year Ended July 31, 2023		Year Ended July 31, 2022

Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	21,235,149	$1,085,267,209	28,190,093	$1,698,784,843
Shares issued
in reinvestment
of distributions	7,594,517	370,460,515	4,784,131	313,982,502
Shares redeemed[3]	(45,984,944)	(2,350,248,752)	(32,264,314)	(1,892,444,838)
Net increase (decrease)	(17,155,278)	$(894,521,028)	709,910	$120,322,507

[3]	Net of redemption fees of $30,419 and $79,720, respectively.

	Year Ended July 31, 2023		Year Ended July 31, 2022

Supra Institutional Class:	Shares	Amount	Shares	Amount
Shares sold	1,154,644	$59,543,434	2,095,026	$126,608,250
Shares issued
in reinvestment
of distributions	29	1,442	16	1,045
Shares redeemed[4]	(3,140,098)	(159,892,602)	(1,877,241)	(111,676,993)
Net increase (decrease)	(1,985,425)	$(100,347,726)	217,801	$14,932,302

[4]	Net of redemption fees of $4,254 and $10,659, respectively.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

RETAIL CLASS

	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value,
beginning of year	$54.88	$64.13	$50.57	$43.95	$36.17

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.12)	(0.43)	(0.17)	(0.25)	(0.16)
Net realized and unrealized
gain (loss) on investments	2.12	(6.48)	13.73	8.20	8.13
Total from investment operations	2.00	(6.91)	13.56	7.95	7.97

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)
Proceeds from redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$53.76	$54.88	$64.13	$50.57	$43.95
Total return	4.46%	(11.27)%	26.81%	18.54%	22.17%

SUPPLEMENTAL DATA
Net assets, end of year (millions)	$4,412.7	$4,805.3	$6,236.3	$6,134.6	$5,555.0
Portfolio turnover rate	2%	1%	10%	4%	3%

RATIOS
Ratio of expenses to
average net assets	1.31%	1.30%	1.30%	1.31%	1.32%
Ratio of net investment income
(loss) to average net assets	(0.23)%	(0.72)%	(0.32)%	(0.55)%	(0.41)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

INSTITUTIONAL CLASS

	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value,
beginning of year	$56.74	$66.05	$51.95	$45.00	$36.93

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	(0.28)	(0.03)	(0.14)	(0.06)
Net realized and unrealized
gain (loss) on investments	2.22	(6.69)	14.13	8.42	8.32
Total from investment operations	2.23	(6.97)	14.10	8.28	8.26

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)
Proceeds from redemption fees	0.00	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of year	$55.85	$56.74	$66.05	$51.95	$45.00
Total return	4.73%	(11.03)%	27.14%	18.85%	22.50%

SUPPLEMENTAL DATA
Net assets, end of year (millions)	$7,627.8	$8,722.2	$10,107.4	$7,616.0	$4,993.9
Portfolio turnover rate	2%	1%	10%	4%	3%

RATIOS
Ratio of expenses to
average net assets	1.04%	1.04%	1.04%	1.05%	1.05%
Ratio of net investment income
(loss) to average net assets	0.03%	(0.46)%	(0.06)%	(0.30)%	(0.15)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

SUPRA INSTITUTIONAL CLASS

	Year Ended July 31,
	2023	2022	2021	2020	2019
Net asset value,
beginning of year	$57.11	$66.42	$52.19	$45.16	$37.03

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.05	(0.23)	0.02	(0.09)	(0.02)
Net realized and unrealized
gain (loss) on investments	2.25	(6.74)	14.21	8.45	8.34
Total from investment operations	2.30	(6.97)	14.23	8.36	8.32

LESS DISTRIBUTIONS
From net realized gain	(3.12)	(2.34)	—	(1.33)	(0.19)
Total distributions	(3.12)	(2.34)	—	(1.33)	(0.19)
Proceeds from redemption fees	0.00	0.00 [2]	0.00 [2]	0.00 [2]	—
Net asset value, end of year	$56.29	$57.11	$66.42 [2]	$52.19	$45.16
Total return	4.82%	(10.97)%	27.27%	18.96%	22.60%

SUPPLEMENTAL DATA
Net assets, end of year (millions)	$1,066.5	$1,195.5	$1,375.9	$1,039.2	$851.6
Portfolio turnover rate	2%	1%	10%	4%	3%

RATIOS
Expenses to average net assets	0.96%	0.96%	0.95%	0.95%	0.95%
Net investment income (loss)
to average net assets	0.10%	(0.38)%	0.03%	(0.19)%	(0.05)%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023

NOTE 1 – ORGANIZATION

The Fund is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on August 31, 2009.

The Fund offers Retail, Institutional, and Supra Institutional Class shares. The Retail and Institutional Classes commenced operations on August 31, 2009, and the Supra Institutional Class commenced operations on August 31, 2015. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which market quotations are not readily available are valued at their respective fair values as determined in accordance with procedures approved by the Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated Akre Capital Management, LLC (the “Advisor”) as valuation designee to perform fair value determinations relating to the Fund’s portfolio investments, subject to the Board’s oversight. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,641,787,068	$—	$—	$12,641,787,068
Convertible
Preferred Stocks	76,846,000	—	—	76,846,000
Total Investments
in Securities	$12,718,633,068	$—	$—	$12,718,633,068

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2023, the Fund deferred, on a tax basis, no late-year losses. The Fund did not defer any post-October losses or have any capital loss carry-forwards.

As of July 31, 2023, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of July 31, 2023, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended July 31, 2023, the following adjustments were made[1]:

Distributable (Accumulated)
Earnings (Losses)	Paid-In Capital
$(47,868,819)	$47,868,819

[1]	These differences were primarily due to net operating loss and equalization adjustments.

K.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments that are designed to require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments became effective January 24, 2023 and have a compliance date of July 24, 2024.

L.
Subsequent Events. In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Akre Capital Management, LLC (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the year ended July 31, 2023, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.14% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The Fund operated below the current Expense Cap and accordingly, the Advisor did not waive any fees or reimburse expenses for the year ended July 31, 2023. Any amount due from the Advisor is paid monthly to the Fund, if applicable.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

  employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the year ended July 31, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund. U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail, Institutional, and Supra Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class or Supra Institutional Class shares. Under the Shareholder Servicing Plan, the Retail, Institutional, and Supra Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10%, 0.10%, and 0.03% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. For the year ended July 31, 2023, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of its total asset value to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing year. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The Fund’s loaned securities are collateralized by cash equivalents. The cash collateral is invested by U.S. Bank N.A. in accordance with approved

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of July 31, 2023, the Fund did not have any securities on loan.

The Fund receives cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the First American Government Obligations Fund (a money market fund subject to Rule 2a-7 under the 1940 Act). The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The interest income earned by the Fund on investments of cash collateral received from borrowers for the securities loaned to them (“Income from securities lending, net”) is reflected in the Statement of Operations.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended July 31, 2023, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $205,485,724 and $2,056,104,314, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the year ended July 31, 2023.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended July 31, 2023 and July 31, 2022, for the Fund was as follows:

	July 31, 2023	July 31, 2022
Distributions paid from:
Long-term capital gain[1]	$764,127,767	$634,712,719

[1]	Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b) (3).

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

  As of the most recent fiscal year ended July 31, 2023, the components of distributable accumulated earnings (losses) on a tax basis were as follows2:

Cost of investments	$4,249,943,748
Gross tax unrealized appreciation	8,468,690,965
Gross tax unrealized depreciation	(1,645)
Net tax unrealized appreciation (depreciation)	8,468,689,320
Undistributed ordinary income	—
Undistributed long-term capital gains	246,272,763
Total distributable earnings	246,272,763
Other distributable (accumulated) earnings (losses)	—
Total distributable (accumulated) earnings (losses)	$8,714,962,083

[2]	The difference between book basis and tax basis unrealized appreciation was attributable to wash sales.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility activity for the year ended July 31, 2023, was as follows:

Maximum available credit	$400,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of July 31, 2023	—
Average interest rate when in use	—

Interest expense for the year ended July 31, 2023, is disclosed in the Statement of Operations, if applicable.

Akre Focus Fund

NOTES TO FINANCIAL STATEMENTS July 31, 2023 (Continued)

NOTE 8 – INVESTMENTS IN AFFILIATES

Affiliated companies are those that are “affiliated persons” as defined in Section 2(a)(3) of the 1940 Act. They include, among other entities, issuers 5% or more of whose outstanding voting shares are held by the Fund. For the year ended July 31, 2023, the Fund had the following transactions with affiliated companies:

Affiliates	Share Balance	Value
Common Stocks	July 31, 2023	July 31, 2023	Acquisitions	Dispositions
Topicus.com Inc.[1,2]	6,000,000	$336,499,649	$6,032,425	$—

		Change in
		Unrealized
Affiliates	Realized	Appreciation/	Value	Dividend
Common Stocks	Gain (Loss)	Depreciation	July 31, 2023	Income
Topicus.com Inc.[1,2]	$—	$130,679,165	$473,211,239	$—
Total	$—	$130,679,165	$473,211,239	$—

[1]	Non-income producing security.
[2]	Security is not considered an affiliate as of July 31, 2023.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.

Akre Focus Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Akre Focus Fund and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Akre Focus Fund (the “Fund”), a series of Professionally Managed Portfolios, including the schedule of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2023 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 27, 2023

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 – July 31, 2023).

Actual Expenses

The “Actual” lines of the following table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services. You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account will be charged an annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the following examples. The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees. However, the following examples do not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so,

Akre Focus Fund

EXPENSE EXAMPLES For the Six Months Ended July 31, 2023 (Unaudited) (Continued)

compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	2/1/2023	7/31/2023	2/1/2023 – 7/31/2023[1]
Retail Class Actual	$1,000.00	$1,074.60	$6.74

Hypothetical (5% return
before expenses)	1,000.00	1,018.30	6.56
Institutional Class Actual	1,000.00	1,075.90	5.35

Hypothetical (5% return
before expenses)	1,000.00	1,019.64	5.21
Supra Institutional	1,000.00	1,076.50	4.94
Class Actual

Hypothetical (5% return
before expenses)	1,000.00	1,020.03	4.81

[1]
For the Fund’s Retail, Institutional, and Supra Institutional Class shares, expenses are equal to the annualized expense ratio for the most recent six-month period of 1.31%, 1.04%, and 0.96%, respectively, multiplied by the average account value over the period multiplied by 181/365 (to reflect the one-half year period).

Akre Focus Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Advisor to serve as the administrator of the program. Personnel of the Advisor conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Advisor.

Under the program, the Advisor manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Advisor’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Advisor regarding the operation and effectiveness of the program for the period January 1, 2022 through December 31, 2022. No significant liquidity events impacting the Fund were noted in the report. In addition, the Advisor provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds. The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current trustees and officers of the Trust, their year of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.
Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Independent Trustees of the Trust
Kathleen T. Barr	Trustee	Indefinite	Retired; Chair of the	1	Independent
(born 1955)		Term; Since	Governing Council,		Director,
c/o U.S. Bank Global		November	Independent		Muzinich BDC,
Fund Services		2018.	Directors Council		Inc. (2019
615 East Michigan St.	Chair-	Indefinite	(since 2020);		to present);
Milwaukee, WI 53202	person	Term; Since	formerly, President,		Independent
		February	owner of a registered		Trustee for the
		2023.	investment adviser,		William Blair
			Productive Capital		Funds (2013
			Management, Inc.		to present)
			(2010 to 2013);		(18 series).
formerly, Chief
Administrative
Officer, Senior Vice
President and Senior
Managing Director
of Allegiant Asset
Management
Company (merged
with PNC Capital
Advisors, LLC in
2009); formerly,
Chief Administrative
Officer, Chief
Compliance Officer
and Senior Vice
President of PNC
Funds and PNC
Advantage Funds
(f/k/a Allegiant
Funds) (registered
investment companies).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Eric W. Falkeis	Trustee	Indefinite	Chief Growth	1	Interested
(born 1973)		Term; Since	Officer, Tidal		Trustee, Tidal
c/o U.S. Bank Global		September	Financial Group		ETF Trust II
Fund Services		2011.	(2022 to present);		(2022 to present)
615 East Michigan St.			Chief Executive		(7 series);
Milwaukee, WI 53202			Officer, Tidal ETF		Independent
			Services LLC (2018		Director,
			to present); formerly,		Muzinich BDC,
			Chief Operating		Inc. (2019 to
			Officer, Direxion		present);
			Funds (2013 to 2018);		Interested
			formerly, Senior		Trustee, Tidal
			Vice President and		ETF Trust (2018
			Chief Financial		to Present)
			Officer (and other		(36 series);
			positions), U.S.		Former
			Bancorp Fund		Interested
			Services, LLC		Trustee,
			(1997 to 2013).		Direxion Funds
(22 series),
Direxion Shares
ETF Trust
(112 series)
and Direxion
Insurance Trust
(2013 to 2018).

Steven J. Paggioli	Trustee	Indefinite	Consultant;	1	Independent
(born 1950)		Term; Since	formerly, Executive		Director,
c/o U.S. Bank Global		May 1991.	Vice President,		Muzinich BDC,
Fund Services			Investment Company		Inc. (2019 to
615 East Michigan St.			Administration, LLC		present);
Milwaukee, WI 53202			(mutual fund		Independent
			administrator).		Trustee, AMG
Funds (1993
to present)
(42 series).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Ashi S. Parikh	Trustee	Indefinite	Investment	1	Board of
(born 1966)		Term; Since	professional;		Directors
c/o U.S. Bank Global		June 2020.	formerly, Chief		Member,
Fund Services			Executive and		Investment
615 East Michigan St.			Chief Investment		Working Group,
Milwaukee, WI 53202			Officer and various		The Ohio State
			other positions,		University
			RidgeWorth		Endowments
			Investments, LLC		and Foundation
			(global investment		(2016 to
			management firm)		present); Board
			(2006 to 2017);		of Directors,
			formerly, Chief		World
			Investment Officer		Methodist
			Institutional Growth		Council,
			Equities, Eagle		Investment
			Asset Management		Committee
			(investment		(2018 to
			management firm);		present);
			formerly Sr. Managing		Independent
			Director, Growth		Trustee, PNC
			Equities, Banc One		Funds (2018
			Investment Advisors		to 2019)
			(investment		(32 series);
			management firm).		Interested
Trustee,
RidgeWorth
Funds (2014
to 2017)
(35 series).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Cynthia M. Fornelli	Trustee	Indefinite	Independent	1	Independent
(born 1960)		Term; Since	Director of		Director,
c/o U.S. Bank Global		January	TriplePoint Venture		TriplePoint
Fund Services		2022.	Growth BDC Corp.		Private Venture
615 East Michigan St.			(2019 to present);		Credit, Inc.
Milwaukee, WI 53202			Retired; formerly,		(2020 to
			Executive Director		present).
of the Center for
Audit Quality
(2007 to 2019);
formerly, Senior
Vice President of
Regulatory Conflicts
Management at
Bank of America
(2005 to 2007);
formerly, Deputy
Director, Division
of Investment
Management with
the U.S. Securities
and Exchange
Commission
(1998 to 2005).

Officers of the Trust
Jason F. Hadler	President	Indefinite	Senior Vice	Not	Not
(born 1975)	&	Term; Since	President and	Applicable.	Applicable.
c/o U.S. Bank Global	Principal	September	Head of Client
Fund Services	Executive	2021.	Experience, U.S.
615 East Michigan St.	Officer		Bank Global Fund
Milwaukee, WI 53202			Services, since
March 2022;
Senior Vice
President and Head
of Fund Services
Fund Administration
Department, U.S.
Bank Global Fund
Services (December
2003 to March 2022).

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Carl G. Gee, Esq.	Secretary	Indefinite	Assistant	Not	Not
(born 1990)	& Vice	Term; Since	Secretary of the	Applicable.	Applicable.
c/o U.S. Bank Global	President	February	Trust (2020 to
Fund Services		2021.	2021); Assistant
615 East Michigan St.			Vice President
Milwaukee, WI 53202			and Counsel, U.S.
Bank Global Fund
Services since
August 2016;
Summer Associate,
Husch Blackwell
LLP (2015); Law
Clerk, Brady
Corporation (global
printing systems,
labels and safety
products company)
(2014 to 2015).

Craig Benton	Treasurer	Indefinite	Assistant	Not	Not
(born 1985)	& Vice	Term; Since	Treasurer of	Applicable.	Applicable.
c/o U.S. Bank Global	President	December	the Trust
Fund Services		2021.	(2016 to 2021);
615 East Michigan St.			Assistant Vice
Milwaukee, WI 53202			President, U.S.
Bank Global Fund
Services since
November 2007.

Kyle J. Buscemi	Assistant	Indefinite	Mutual Funds	Not	Not
(born 1996)	Treasurer	Term; Since	Administrator,	Applicable.	Applicable.
c/o U.S. Bank Global		June 2022.	U.S. Bank Global
Fund Services			Fund Services
615 East Michigan St.			since June 2018;
Milwaukee, WI 53202			Business
Administration
Student,
2014 to 2018.

Akre Focus Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund	Other
Name,	Position	Office[2] and	Occupation	Complex[3]	Directorships
Address	with the	Length of	During	Overseen	Held During
and Age	Trust[1]	Time Served	Past Five Years	by Trustees	Past Five Years
Jennifer N. Smith	Assistant	Indefinite	Mutual Funds	Not	Not
(born 1985)	Treasurer	Term; Since	Administrator,	Applicable.	Applicable.
c/o U.S. Bank Global		February	U.S. Bank Global
Fund Services		2023.	Fund Services
615 East Michigan St.			since 2007.
Milwaukee, WI 53202

Gazala Khan	Chief	Indefinite	Vice President	Not	Not
(born 1969)	Compli-	Term; Since	and Compliance	Applicable.	Applicable.
c/o U.S. Bank Global	ance	November	Officer, U.S.
Fund Services	Officer	2022.	Bank Global
615 East Michigan St.	Anti-		Fund Services since
Milwaukee, WI 53202	Money		July 2022; Chief
	Laundering		Compliance Officer
	Officer		Matthews Asia
Fund (May 2019
to July 15, 2022);
Chief Compliance
Officer GS Trust/VIT
(June 2009 to
May 2019); Vice
President GSAM
(May 2005 to
June 2009); Staff
Accountant, SEC
Office of Compliance
Inspection and
Examination
(1999 to 2005).

[1]	All Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]	Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78.
[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Akre Focus Fund

QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the year ended July 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from the net investment income designated as the qualified dividend income was as follows:

Akre Focus Fund	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended July 31, 2023, was as follows:

Akre Focus Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the year ended July 31, 2023 was as follows:

Akre Focus Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain this information on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT reports may also be obtained by calling (877) 862-9556.

Akre Focus Fund

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 862-9556. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.akrefund.com.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated summary prospectus as well as annual and semi-annual reports for the Fund, if applicable. In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements, and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at (877) 862-9556 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Akre Focus Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms,

•	Information you give us verbally, and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
AKRE CAPITAL MANAGEMENT, LLC
2 West Marshall Street
Post Office Box 998
Middleburg, VA 20118-0998

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Akre Focus Fund
	Ticker	CUSIP
Retail Class	AKREX	742935117
Institutional Class	AKRIX	742935125
Supra Institutional Class	AKRSX	74316P751

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr, Ms. Cynthia M. Fornelli, Messrs. Eric W. Falkeis, Steven J. Paggioli and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following tables detail the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 7/31/2023	FYE 7/31/2022
Audit Fees	$24,500	$24,025
Audit-Related Fees	N/A	N/A
Tax Fees	$2,900	$2,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 7/31/2023	FYE 7/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2023	FYE 7/31/2022
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    October 6, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    October 6, 2023

By (Signature and Title)      /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    October 6, 2023

* Print the name and title of each signing officer under his or her signature.